Notes to the Consolidated Statements of Comprehensive Income - Summary of the disaggregation of the Groups revenue from contracts with customers (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Revenue From Contracts With Customers [Line Items]
Revenue	[1]	$ 1,234.3	$ 1,187.8	$ 1,212.8
Recognized at a point in time
Disclosure Of Revenue From Contracts With Customers [Line Items]
Revenue		1,186.9	1,115.4	1,121.5
Recognized over time
Disclosure Of Revenue From Contracts With Customers [Line Items]
Revenue		47.4	72.4	91.3
Asia
Disclosure Of Revenue From Contracts With Customers [Line Items]
Revenue		897.8	808.4	829.2
Europe
Disclosure Of Revenue From Contracts With Customers [Line Items]
Revenue		232.2	254.2	251.9
Americas
Disclosure Of Revenue From Contracts With Customers [Line Items]
Revenue		104.3	125.2	131.7
Chemistry revenue
Disclosure Of Revenue From Contracts With Customers [Line Items]
Revenue		1,114.0	1,065.5	1,066.5
Equipment revenue
Disclosure Of Revenue From Contracts With Customers [Line Items]
Revenue		$ 120.3	$ 122.3	$ 146.3

[1]	The notes are an integral part of these consolidated financial statements.